UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: May 31, 2010
Date of reporting period: February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

INFLATION-PROTECTED BOND FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolio: 99.89%
	NA Wells Fargo Advantage Inflation-Protected Bond Portfolio		$75,355,833

Total Investments in Affiliated Master Portfolio (Cost $72,303,292)			75,355,833

Total Investments in Securities (Cost $72,303,292)*		99.89%	75,355,833

Other Assets and Liabilities, Net		0.11	80,971

Total Net Assets		100.00%	$75,436,804

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

TOTAL RETURN BOND FUND

Face/Shares
Amount	Security Name		Value
Investments in Affiliated Master Portfolio: 100.09%
	NA Wells Fargo Advantage Total Return Bond Portfolio		$2,842,199,790

Total Investments in Affiliated Master Portfolio (Cost $2,814,544,737)			2,842,199,790

Total Investments in Securities (Cost $2,814,544,737)*		100.09%	2,842,199,790

Other Assets and Liabilities, Net		(0.09)	(2,510,555)

Total Net Assets		100.00%	$2,839,689,235

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS — February 28, 2011 (unaudited)
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Securities valuation
The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end investment management company. Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios’ annual and semi annual reports.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Fair value measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As February 28, 2011, all of the investments of each Fund were in affiliated Master Portfolio which were carried at fair value and designated as level 2 inputs.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 96.65%

Alabama: 0.81%
$2,500,000	Alabama 21st Century Authority Tobacco Settlement Revenue (Tobacco Revenue)	5.50%	12/01/2013	$2,571,800
1,875,000	Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00	08/01/2016	1,933,556
				4,505,356

Alaska: 0.21%
1,165,000	Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, AMBAC Insured)	6.00	01/01/2014	1,167,703

Arizona: 3.42%
10,000,000	Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±	1.01	01/01/2037	6,407,500
5,800,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±	1.11	02/01/2042	5,055,570
905,000	Maricopa County AZ IDA Multifamily Housing Series A-1 (Housing Revenue, GNMA & FHA Insured)	5.75	10/20/2018	952,485
4,100,000	Navajo County AZ Pollution Control (IDR) ±	5.75	06/01/2034	4,469,000
380,000	Phoenix AZ Street & Highway User (Miscellaneous Revenue, AMBAC-TCR Insured)	6.25	07/01/2011	381,786
1,615,000	Scottsdale AZ Industrial Development Authority Hospital (Aerospace & Defense)	5.00	09/01/2012	1,690,614
				18,956,955

California: 7.48%
500,000	Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) ^	4.85	10/01/2014	420,795
115,000	Alameda County CA COP Medical Center Project (Lease Revenue, NATL-RE Insured)	5.38	06/01/2014	120,895
135,000	California Educational Facilities Authority College & University Project (Education Revenue, NATL-RE GO of Participants Insured)	5.50	03/01/2011	135,043
755,000	California GO (Tax Revenue, FGIC Insured)	6.00	08/01/2014	769,232
15,000	California GO (GO — State)	6.25	10/01/2019	15,059
175,000	California GO Series BW (Miscellaneous Revenue, AGM Insured)	4.95	12/01/2011	175,558
680,000	California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	02/01/2015	687,174
1,585,000	California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	08/01/2015	1,599,566
100,000	California Housing Finance Agency Multifamily Housing Series A (Housing Revenue, NATL-RE GO of Agency Insured)	5.05	08/01/2011	100,266
625,000	California Housing Finance Agency Multifamily Housing Series A (Housing Revenue, NATL-RE GO of Agency Insured)	5.95	08/01/2028	580,213
160,000	California Housing Finance Agency Multifamily Housing Series B (Housing Revenue, AMBAC & FHA Insured)	6.15	08/01/2022	160,173
500,000	California Public Works Board Lease California State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.38	10/01/2016	500,745
215,000	California Public Works Board Lease Community College Project Series B (Lease Revenue, AMBAC Insured)	5.63	03/01/2016	215,378
55,000	California Public Works Board Lease State University Project Series A (Lease Revenue)	5.25	12/01/2013	55,172
1,050,000	California Public Works Board Lease State University Project Series A (Lease Revenue, AMBAC Insured)	5.40	12/01/2016	1,051,565
100,000	California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.25	10/01/2013	100,236
700,000	California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.40	10/01/2022	702,079
145,000	California Rural Home Mortgage Authority SFHR Bond Series B (Housing Revenue, GNMA/FNMA Insured)	7.30	06/01/2031	149,018
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$1,300,000	California Statewide Community Development Authority Select Auction Variable Rate Securities (Miscellaneous Revenue, ACA Radian Insured) ±(a)	0.79%	05/15/2029	$1,239,781
250,000	California Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	06/01/2017	249,988
2,500,000	Delhi CA Unified School District (Tax Revenue, AMBAC Insured) ^	5.59	08/01/2019	1,570,350
1,100,000	Dixon CA Unified School District Election of 2002 GO (GO — Local, NATL-RE FGIC Insured) ^	7.43	08/01/2037	160,952
11,500,000	FHLMC Series M012 Class A1A2 (Housing Revenue) ±	5.50	08/15/2051	12,650,000
1,000,000	Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments (Housing Revenue, GNMA Insured)	5.45	05/20/2027	1,027,770
1,235,000	Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments Series A (Housing Revenue, GNMA Insured)	5.25	05/20/2017	1,273,816
210,000	Los Angeles CA Multifamily Housing Colorado Terrace LP Project Series H (Housing Revenue, GNMA Insured)	4.35	11/20/2012	216,239
4,170,000	Los Angeles County CA COP Disney Parking Project (Lease Revenue) ^	3.95	03/01/2016	3,424,613
250,000	Mountain View CA Tax Allocation Shoreline Regional Park Series A (Tax Revenue, NATL-RE Insured)	5.50	08/01/2021	250,013
1,040,000	Northern CA Gas Authority # 1 LIBOR (Energy Revenue) ±	0.80	07/01/2017	882,305
15,380,000	Northern CA Gas Authority # 1 LIBOR (Energy Revenue) ±	0.92	07/01/2027	10,700,481
100,000	Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, NATL-RE Insured)	5.60	07/01/2015	100,123
250,000	Santa Clara CA Redevelopment Agency Tax Allocation Bayshore North Project (Tax Revenue, NATL-RE Insured)	5.00	06/01/2016	250,433
				41,535,031

Colorado: 1.31%
700,000	Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11/15/2015	691,586
830,000	Colorado HFA Series E-2 (Housing Revenue)	7.00	02/01/2030	851,157
1,565,000	Colorado HFA SFHR Bond (Housing Revenue) ^	5.99	11/01/2029	519,987
115,000	Denver CO City & County Airport Series C (Port Authority Revenue, NATL-RE-IBC Insured)	6.13	11/15/2025	115,404
685,000	Glendale CO COP (Lease Revenue, XLCA Insured)	5.75	12/01/2013	752,801
565,000	Public Authority For Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	597,352
5,000,000	Public Highway Authority CO Capital Appreciation Senior Lien Series B (Transportation Revenue, NATL-RE Insured) ^	5.22	09/01/2016	3,763,000
				7,291,287

Connecticut: 0.78%
270,000	Connecticut GO (Tax Revenue, FGIC-TCRS Insured)	5.65	03/15/2012	271,223
200,000	Connecticut HEFA Bridgeport Hospital Series A (Health Revenue, NATL-RE Insured)	6.63	07/01/2018	202,364
1,705,000	Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE GO of Authority Insured)	5.50	11/15/2011	1,712,008
920,000	Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE GO of Authority Insured)	5.50	11/15/2012	923,708
1,500,000	Mashantucket Western Pequot Tribe (Miscellaneous Revenue, NATL-RE Insured) ††	6.91	09/01/2012	1,214,985
				4,324,288

District of Columbia: 0.01%
62,500	District of Columbia HFA Residential Seniors Center Series 1 (Housing Revenue, FGIC FHA Private Mortgages Insured)	7.75	09/01/2016	62,707

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida: 10.31%
$455,000	Baker FL Correctional Development First Mortgage Detention Center Project (Lease Revenue)	6.00%	02/01/2013	$348,926
4,000,000	Broward County FL Airport System Series E (Port Authority Revenue, NATL-RE Insured)	5.25	10/01/2012	4,012,600
500,000	Dade County FL Resource Recovery Facilities (Resource Recovery Revenue, AMBAC Insured)	5.50	10/01/2013	501,400
370,000	Dade County FL Seaport (Port Authority Revenue, NATL-RE Insured)	5.50	10/01/2026	370,877
1,750,000	Dade County FL Seaport Refunding GO (Port Authority Revenue, NATL-RE Insured)	5.13	10/01/2016	1,756,440
475,000	Dade County FL Seaport Series 95 (Port Authority Revenue, NATL-RE Insured)	5.75	10/01/2015	476,976
9,795,000	Florida Board of Education Capital Outlay Refunding GO Series A (GO - State)	5.50	06/01/2018	10,023,028
5,000,000	Florida Board of Education Capital Outlay Refunding GO Series B (GO - State)	5.50	06/01/2017	5,116,400
80,000	Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Lease Revenue, AMBAC Insured)	5.00	08/01/2017	80,512
5,470,000	Florida HFA (Housing Revenue, AGM Insured) ^	6.39	12/01/2029	1,683,010
1,900,000	Florida HFA (Housing Revenue, AGM Insured) ^	6.75	07/01/2030	527,725
1,005,000	Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC & FHA Insured)	6.25	07/01/2035	929,484
185,000	Florida Housing Finance Corporation Hampton Center Apartments Series D-1 (Housing Revenue, FNMA Insured)	5.60	03/01/2032	185,004
1,000,000	Florida Housing Finance Corporation Multifamily Housing Series 2 (Housing Revenue)	4.25	12/15/2012	999,820
120,000	Florida Housing Finance Corporation Mystic Pointe II-F-1 (Housing Revenue, GNMA Insured)	6.00	12/01/2029	120,876
1,685,000	Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, AMBAC Insured)	5.95	10/01/2022	1,707,545
1,840,000	Florida Municipal Loan Council Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	11/01/2015	1,865,466
350,000	Florida Refunding GO Senior Lien Jacksonville Transportation (GO - State)	5.00	07/01/2012	351,337
5,000,000	Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue) ±	3.00	12/01/2020	4,880,950
180,000	Gulf Breeze FL Local Government (Miscellaneous Revenue) ±	4.50	12/01/2013	180,000
315,000	Hamal FL Community Development District Special Assessment Bond (Miscellaneous Revenue)	6.20	05/01/2015	320,714
735,000	Hillsborough County FL IDA CIG Tax Allocation Series A (Tobacco Revenue, AMBAC Insured)	5.50	09/01/2016	754,235
1,000,000	Hillsborough County FL School District (Tax Revenue, AMBAC Insured)	5.00	10/01/2014	1,050,290
4,400,000	Lee County FL Airport AMT Series A (Port Authority Revenue, AGM Insured)	6.00	10/01/2032	4,414,168
6,470,000	Lee County FL HFA (Housing Revenue) (i)	4.50	09/15/2012	6,467,477
100,000	Manatee County FL HFA SFHR Bond Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	05/01/2039	103,803
200,000	Miami Dade County FL HFA Multifamily Housing Sunset Bay Apartments Project Series 5A (Housing Revenue, AGM Insured)	6.05	01/01/2041	201,120
2,000,000	Mid Bay Bridge Authority FL (Transportation Revenue)	5.00	10/01/2016	2,004,840
335,000	Orange County FL Tourist Development Tax (Miscellaneous Revenue, AMBAC MBIA-IBC Insured)	6.00	10/01/2016	360,564
2,450,000	Seminole Tribe Series 2010A Gaming Division (Miscellaneous Revenue) ††	5.13	10/01/2017	2,366,308
2,615,000	Tampa Bay FL Bay Water Regional Water Supply Authority Utility System (Water & Sewer Revenue)	5.00	10/01/2016	2,901,499
475,000	Tampa FL Home Mortgage (Housing Revenue) ^	40.80	10/01/2014	136,629
				57,200,023

Georgia: 4.18%
1,000,000	Appling County GA Development Authority Pollution Control (Utilities Revenue, AMBAC Insured)	4.40	07/01/2016	1,011,970
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Georgia (continued)
$3,550,000	Atlanta GA Airport Series A (Port Authority Revenue, NATL-RE FGIC Insured)	5.50%	01/01/2021	$3,579,394
5,000,000	Atlanta GA Airport Series B (Port Authority Revenue, NATL-RE FGIC Insured)	6.00	01/01/2018	5,032,850
1,100,000	Augusta GA Multifamily Housing Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11/20/2024	984,676
5,000	Cherokee County GA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	6.90	08/01/2018	5,023
70,000	DeKalb County GA Multifamily Housing Bryton Hills Apartments (Housing Revenue)	5.00	09/01/2011	71,169
1,990,000	Fulton County GA Water & Sewer (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	01/01/2015	1,997,104
3,465,000	Main Street Natural Gas Incorporated Series B (Energy Revenue)	5.00	03/15/2012	3,563,510
1,500,000	Main Street Natural Gas Incorporated Series B (Energy Revenue)	5.00	03/15/2015	1,558,005
5,300,000	Main Street Natural Gas Incorporated Series B (Energy Revenue)	5.00	03/15/2017	5,420,787
				23,224,488

Guam: 0.48%
1,500,000	Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50	12/01/2015	1,491,810
1,255,000	Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	07/01/2016	1,198,437
				2,690,247

Hawaii: 0.07%
415,000	Hawaii Department of Budget & Finance Hawaiian Electric Company Project (Utilities Revenue, NATL-RE Insured)	5.45	11/01/2023	391,735

Illinois: 7.45%
340,000	Chicago IL Midway Airport Series B (Port Authority Revenue, NATL-RE Insured)	5.63	01/01/2029	339,402
5,000,000	Chicago IL Midway Airport Series B (Port Authority Revenue) ±	5.00	01/01/2034	5,356,350
3,065,000	Chicago IL O’Hare International Airport Series A (Port Authority Revenue, AMBAC Insured)	5.50	01/01/2016	3,068,617
1,090,000	Cook County IL GO Community College District #510 South Suburban College (Tax Revenue, AGM Insured) ^	3.55	12/01/2015	921,181
250,000	Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, NATL-RE Insured)	5.70	02/01/2024	249,693
1,000,000	Illinois Development Finance Authority Provena Health Series A (Health Revenue, NATL-RE Insured)	5.25	05/15/2012	1,002,210
3,325,000	Illinois Educational Facilities Authority (Education Revenue)	5.63	10/01/2022	3,328,059
4,000,000	Illinois Financing Authority Peoples Gas Light & Coke Company Series A (Miscellaneous Revenue, AMBAC Insured) ±	4.30	06/01/2035	4,038,800
145,000	Illinois GO (Tax Revenue)	5.15	07/01/2015	145,170
150,000	Illinois GO (Tax Revenue, NATL-RE FGIC Insured)	5.25	07/01/2022	149,103
4,375,000	Illinois Health Facilities Authority Western Medical Facilities Foundation (Health Revenue, NATL-RE Insured)	5.00	11/15/2018	4,375,000
8,235,000	Illinois Housing Development Authority Morningside North Development (Housing Revenue, AGM Housing & Urban Development Section 8 Insured)	5.25	01/01/2021	8,240,023
2,000,000	Illinois State (Tax Revenue, AGM Insured)	5.00	09/01/2015	2,108,160
1,750,000	Illinois State (Tax Revenue)	5.25	10/01/2015	1,788,693
1,400,000	Illinois State (Tax Revenue)	5.00	09/01/2016	1,441,384
1,250,000	Illinois State (Tax Revenue)	5.00	01/01/2017	1,300,600
1,000,000	Illinois State Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	03/01/2016	1,028,330
1,350,000	Kendall Kane & Will Counties IL Community Unit School District (Tax Revenue, AGM Insured) ^	4.37	10/01/2017	1,014,282
655,000	Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75	01/01/2018	665,670
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$775,000	Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75%	01/01/2019	$775,961
				41,336,688

Indiana: 3.74%
5,000	Delaware County IN Industrial Edit Corporation Lease Rental (Lease Revenue, NATL-RE Insured)	5.00	12/01/2012	5,007
11,000,000	Indiana HEFA Ascension Health Project Series B3 (Health Revenue) ±	2.56	11/15/2031	11,000,000
325,000	Indiana HFFA Ancilla System Incorporated (Health Revenue, NATL-RE Insured)	5.25	07/01/2022	326,180
3,340,000	Indianapolis IN Airport Authority Federal Express Corporation Project (Airport Revenue, AGM Insured)	5.63	01/01/2016	3,474,435
5,000,000	Indianapolis IN Airport Authority Federal Express Corporation Project (Port Authority Revenue)	5.10	01/15/2017	5,272,050
705,000	Madison County IN Hospital Authority Facilities Community Hospital of Anderson Series A (Health Revenue, NATL-RE Insured)	8.00	01/01/2014	708,229
				20,785,901

Kansas: 2.52%
5,275,000	Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	09/01/2035	5,602,050
1,955,000	Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, NATL-RE Insured) ^	5.18	12/01/2014	1,612,484
12,500,000	Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue) ^	6.09	06/01/2021	6,754,625
				13,969,159

Louisiana: 1.27%
3,800,000	Louisiana Government Environmental Facilities Community Development Authority Series A (Miscellaneous Revenue, AMBAC Insured)	6.30	07/01/2030	3,703,556
125,000	Louisiana HFA SFHR Bond AMT Series A-2 (Housing Revenue, GNMA/FNMA Insured)	6.30	12/01/2019	127,446
530,000	Louisiana HFA SFHR Bond AMT Series B-2 (Housing Revenue, GNMA/FNMA Insured)	5.55	06/01/2019	543,875
275,000	Louisiana HFA SFHR Bond AMT Series C (Housing Revenue, GNMA/FNMA Insured)	6.30	06/01/2020	280,382
90,000	Louisiana HFA SFHR Bond AMT Series C-1 (Housing Revenue, GNMA/FNMA Insured)	5.60	12/01/2017	92,455
225,000	Louisiana HFA SFHR Bond Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	06/01/2035	230,940
1,200,000	New Orleans LA (Tax Revenue, AMBAC Insured) ^	4.69	09/01/2015	973,080
600,000	Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2015	616,746
500,000	Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2016	506,080
				7,074,560

Maine: 0.07%
360,000	Maine Municipal Bond Bank Series B (Miscellaneous Revenue, GO of Bond Bank Insured)	5.85	11/01/2020	361,523

Maryland: 0.17%
445,000	Maryland Community Development Administration Department Housing & Community Development Series 2001B (Housing Revenue, FHA GNMA Housing & Urban Development MHF Insured)	5.10	07/01/2016	446,411
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Maryland (continued)
$500,000	Maryland Community Development Administration Department Housing & Community Development Series D (Housing Revenue)	5.38%	09/01/2024	$500,090
				946,501

Massachusetts: 2.01%
1,480,000	Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2011	1,470,987
935,000	Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2012	913,439
1,610,000	Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2013	1,546,727
2,650,000	Massachusetts Port Authority US Airways Project Series A (IDR, NATL-RE Insured)	6.00	09/01/2021	2,388,869
3,355,000	Massachusetts Port Authority US Airways Project Series A (Port Authority Revenue, NATL-RE Insured)	5.88	09/01/2023	2,950,890
1,900,000	Massachusetts State Special Obligation Dedicated Tax (Tax Revenue, NATL-RE FGIC Insured) ±	3.00	01/01/2016	1,911,837
				11,182,749

Michigan: 5.45%
3,000,000	Detroit MI GO Series B (Tax Revenue, NATL-RE Insured)	5.50	04/01/2011	3,002,820
3,405,000	Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE Insured)	5.25	07/01/2020	3,516,684
5,000,000	Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2021	5,101,250
3,235,000	Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2018	3,386,236
1,000,000	Grand Haven MI Electric Revenue (Electric Utilities Revenue, NATL-RE Insured)	5.50	07/01/2016	1,066,490
4,000,000	Michigan Financing Authority State Aid Notes Series E (Miscellaneous Revenue)	4.75	08/22/2011	4,007,640
300,000	Michigan HFA St. John Health System Series A (Health Revenue, AMBAC Insured)	5.00	05/15/2018	301,011
260,000	Michigan Hospital Finance Authority Series A (Health Revenue)	5.30	10/01/2011	263,747
320,000	Michigan Housing Development Authority Multifamily Housing Center Line Series A (Housing Revenue, GNMA Insured)	4.15	04/20/2011	321,302
660,000	Michigan Housing Development Authority SFHR Bond Series A (Housing Revenue)	3.95	12/01/2012	675,002
100,000	Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2012	100,889
65,000	Michigan Municipal Bond Authority (Miscellaneous Revenue)	8.63	11/01/2016	65,374
500,000	Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, AMBAC Insured) ^	3.34	05/01/2013	465,115
2,750,000	Michigan State Strategic Fund Limited Adjusted Refunding Detroit Edison Series ET-1 (Utilities Revenue) ±	5.25	08/01/2029	2,959,468
880,000	Michigan State Strategic Fund Limited Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR) ±	5.50	12/01/2028	893,939
1,950,000	Michigan State Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue) ±	3.20	08/01/2027	1,929,993
1,200,000	Saginaw County MI Economic Development Corporation Limited Obligation Lease (Lease Revenue)	3.00	12/01/2015	1,179,924
1,000,000	Wayne County MI GO Building Authority Capital Series A (Tax Revenue, NATL-RE Insured)	5.25	06/01/2016	1,003,770
				30,240,654

Minnesota: 0.68%
1,260,000	Minnesota HFA Residential Housing Finance Series I (Housing Revenue, GO of Agency Insured)	5.00	07/01/2021	1,268,530
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Minnesota (continued)
1,250,000	St. Paul MN Housing & Redevelopment Authority Health Care (Health Revenue)	3.00	02/01/2012	1,267,788
$155,000	St. Paul MN Port Authority IDA Series K Lottery (IDR, FGIC-TCR Insured)	9.50%	12/01/2014	$55,180
165,000	St. Paul MN Port Authority IDA Series N Lottery (IDR, FGIC-TCR Insured)	10.00	12/01/2014	58,740
1,100,000	Washington County MN Housing & Redevelopment Authority Hospital Facility (Health Revenue)	5.25	11/15/2012	1,099,197
				3,749,435

Mississippi: 0.49%
2,395,000	Biloxi MS Multifamily Housing Pass Pointe Apartments Series A (Housing Revenue, FHA Insured)	5.65	12/01/2017	2,486,369
200,000	Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, NATL-RE Insured)	6.20	07/01/2018	200,300
55,000	Jackson MS Multifamily Housing Forest Park Apartments Series A (Housing Revenue, GNMA FHA Housing & Urban Development Section 8 Insured)	6.10	04/20/2032	57,979
				2,744,648

Missouri: 1.11%
1,280,000	Clay County MO IDA Multifamily Housing Series A (Housing Revenue, GNMA Insured)	6.30	01/20/2038	1,326,502
1,100,000	Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2013	1,109,746
1,115,000	Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2014	1,113,662
360,000	Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90	05/01/2038	375,282
470,000	Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	5.00	06/01/2012	470,790
1,725,000	St. Louis MO Municipal Finance Corporation (Lease Revenue, AMBAC Insured)	5.25	02/15/2016	1,752,324
				6,148,306

Nebraska: 0.40%
100,000	Central Plains NE Energy Project # 1 Series A (Energy Revenue)	5.00	12/01/2013	105,317
2,970,000	Nebraska Higher Education Loan (Education Revenue, NATL-RE GO of Corporation Insured) ^	7.33	12/15/2015	2,105,522
				2,210,839

Nevada: 0.01%
60,000	Nevada Housing Division SFHR Bond Mezzanine Series C-2 (Housing Revenue)	5.95	04/01/2022	61,816

New Hampshire: 0.36%
1,145,000	New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	07/01/2016	1,200,647
435,000	New Hampshire HFA SFHR Bond Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	07/01/2015	448,298
325,000	New Hampshire HFA SFHR Bond Mortgage Acquisition Series E (Housing Revenue)	4.65	07/01/2014	334,435
				1,983,380

New Jersey: 2.66%
5,500,000	New Jersey Economic Development Authority (Miscellaneous Revenue, State Appropriations Insured) ±	2.06	02/01/2018	5,539,050
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Jersey (continued)
700,000	New Jersey Economic Development Authority Elite Pharmaceuticals Project Series A (IDR)	6.50	09/01/2030	426,594
$225,000	New Jersey Housing & Mortgage Finance Agency Multifamily Housing Series A (Housing Revenue, AMBAC FHA Insured)	5.55%	05/01/2027	$215,082
8,545,000	Union County NJ Utility Authority Solid Waste Senior Lease Ogden Martin Series A (Resource Recovery Revenue, AMBAC Insured)	5.38	06/01/2012	8,563,970
				14,744,696

New Mexico: 2.17%
1,030,000	Albuquerque NM ID Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	05/20/2014	1,032,379
1,000,000	Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	06/01/2015	1,052,930
10,095,000	New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) ±	0.95	12/01/2028	9,966,995
				12,052,304

New York: 8.50%
130,000	Metropolitan Transportation Authority NY Commuter Facilities Series B (Transportation Revenue, AMBAC Insured)	5.00	07/01/2011	130,520
100,000	Metropolitan Transportation Authority NY Commuter Facilities Series D (Transportation Revenue, NATL-RE Insured)	5.00	07/01/2012	101,651
5,000,000	Metropolitan Transportation Authority NY Series B-2 (Miscellaneous Revenue, AGM Insured) ±	0.39	11/01/2022	4,216,716
7,195,000	Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	08/15/2025	7,353,002
1,600,000	New York City NY IDA American Airlines JFK International Airport (IDR)	7.13	08/01/2011	1,601,680
1,700,000	New York Dormitory Authority Ellis Hospital Mortgage Project (Health Revenue, NATL-RE FHA Insured)	5.50	08/01/2015	1,703,434
4,515,000	New York Environmental Facilities Corporation Clean Water & Drinking Unrefunded Balance Series B (Water & Sewer Revenue)	5.88	07/15/2019	4,536,130
900,000	New York Environmental Facilities Corporation Spring Valley Water Series A (Water & Sewer Revenue, AMBAC Insured)	6.30	08/01/2024	900,495
610,000	New York Mortgage Agency Series 67 (Housing Revenue, NATL-RE-IBC Insured)	5.80	10/01/2028	621,907
4,048,517	New York NY City Housing Authority (Housing Revenue) ^(i)	4.78	01/06/2016	4,109,245
75,000	New York NY GO Sub-Series A1 (Tax Revenue)	5.75	08/01/2014	75,311
1,000,000	New York Refunding GO Series C (Tax Revenue, AMBAC-TCRS Insured)	5.38	10/01/2011	1,004,540
2,075,000	New York State Energy R&D Authority PCR New York State Electrical & Gas (IDR, NATL-RE Insured)	4.10	03/15/2015	2,077,054
390,000	New York Urban Development Corporation Sub Lien (Housing Revenue, GO of Corporation Insured)	5.50	07/01/2016	391,529
1,743,868	Newburgh NY TAN (Tax Revenue)	5.15	08/30/2011	1,757,819
1,000,000	Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue) ±	5.55	11/15/2024	1,010,680
5,720,000	Peregrines Landing LLC Facilities Series A (Miscellaneous Revenue, GNMA Insured)	7.00	05/20/2044	6,181,490
1,215,000	Port Authority of New York & New Jersey Special Obligation Series 103 (Port Authority Revenue, NATL-RE GO of Authority Insured)	5.13	12/15/2011	1,219,593
8,000,000	Syracuse NY (Tax Revenue, State Aid Withholding Insured)	1.50	06/30/2011	8,016,400
170,000	Ulster County NY Industrial Development Agency Benedictine Hospital Project (Health Revenue)	5.00	11/01/2011	170,503
				47,179,699

North Carolina: 0.15%
540,000	North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue)	3.38	08/01/2014	534,562
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
North Carolina (continued)
$275,000	North Carolina HFA SFHR Bond Series HH (Housing Revenue)	6.20%	03/01/2018	$275,404
				809,966

Ohio: 0.01%
60,000	Mentor OH Refunding GO Street Bonds Series 1991 (Tax Revenue)	7.15	12/01/2011	61,028
15,000	Ohio Housing Finance Agency SFHR Bond (Housing Revenue, FGIC FHA VA Private Mortgages Insured) ^	8.59	01/15/2015	10,845
				71,873

Oklahoma: 0.07%
325,000	Comanche County OK HFA SFHR Bond Series B-2 (Housing Revenue, GNMA Insured)	6.60	10/01/2035	339,316
25,000	Oklahoma City OK Airport Trust (Port Authority Revenue, AMBAC Insured)	5.50	02/01/2012	25,089
				364,405

Oregon: 0.53%
420,000	Oregon Board Bank Oregon Economic Community Development Department Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	01/01/2019	421,432
2,500,000	Port of Astoria OR Pollution Control James River Project (IDR)	6.55	02/01/2015	2,500,400
				2,921,832

Pennsylvania: 3.79%
5,535,000	Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	08/15/2017	5,351,017
2,000,000	Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12/01/2033	2,022,840
2,260,000	Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12/01/2033	2,262,712
350,000	Langhorne PA Hospital Authority Franciscan Health Center Series A (Health Revenue, NATL-RE Insured)	7.00	06/15/2015	350,781
1,085,000	Northampton County PA Hospital Saint Luke’s Hospital Project Series A (Health Revenue)	4.00	08/15/2012	1,106,331
1,325,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	1,337,111
3,135,000	Pennsylvania Housing Finance Agency SFHR Bond Series 68-A (Housing Revenue, GO of Agency Insured)	6.05	10/01/2028	3,136,160
1,025,000	Pennsylvania State HEFAR Saint Joseph’s University (Education Revenue, RADIAN Insured)	5.25	12/15/2017	1,051,660
2,000,000	Philadelphia PA (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.13	05/15/2012	2,012,120
1,435,000	Pottstown Borough PA Sewer Authority (Water & Sewer Revenue, NATL-RE FGIC Insured) ^	1.69	11/01/2011	1,418,627
930,000	Saint Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11/15/2015	982,889
				21,032,248

Puerto Rico: 1.58%
1,500,000	Puerto Rico Commonwealth (Tax Revenue) ±	1.96	04/07/2011	1,500,000
1,695,000	Puerto Rico Commonwealth (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,778,326
2,000,000	Puerto Rico Commonwealth GO Radian-IBCC (GO — State, Assured Guaranty Insured) ±	2.17	07/01/2019	1,677,760
3,500,000	Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC) ±	5.75	08/01/2027	3,582,460
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico (continued)
$200,000	Puerto Rico Public Finance Corporation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, AMBAC Insured) ±	5.25%	08/01/2030	$203,808
				8,742,354

Rhode Island: 0.18%
950,000	Rhode Island Clean Water Finance Agency Wastewater Treatment System (Lease Revenue, NATL-RE Insured)	5.80	09/01/2022	949,905
25,000	Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	04/01/2027	25,027
				974,932

South Carolina: 1.14%
640,000	Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10/01/2014	674,349
3,080,000	South Carolina Jobs Economic Development Authority Ebenezer Nursing Home Incorporated (Health Revenue, GNMA Insured)	6.90	01/20/2037	3,144,803
2,480,000	Tobacco Settlement Revenue Management Authority (Tobacco Revenue)	5.00	06/01/2018	2,484,985
				6,304,137

Tennessee: 4.14%
7,300,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	7.50	07/01/2033	8,033,504
3,650,000	Metropolitan Government Nashville & Davidson County TN Industrial Development Board (Resource Recovery Revenue) ±	3.13	08/01/2031	3,617,552
3,000,000	Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2013	3,151,050
3,600,000	Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2014	3,778,380
4,000,000	Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2020	3,920,040
500,000	Tennessee School Building Authority Higher Educational Facilities Series D (Education Revenue, GO of Authority Insured)	5.50	05/01/2011	502,165
				23,002,691

Texas: 10.48%
1,540,000	Austin TX Housing Finance Corporation SFHR Bond (Housing Revenue, Verex Pool Insured) ^	130.04	02/01/2016	23,962
3,610,000	Bexar County TX Housing Finance Corporation Multifamily Housing Stablewood Farms (Housing Revenue, GNMA Insured)	6.25	07/20/2043	3,768,479
20,000	Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12/15/2016	20,119
958,000	Dallas TX Finance Corporation Multifamily Housing Towne Center Apartments Series A (Housing Revenue, GNMA Insured)	6.75	10/20/2032	982,994
435,000	Dallas TX Fort Worth International Airport Series A (Port Authority Revenue, NATL-RE FGIC Insured)	6.00	11/01/2028	435,418
5,030,000	Houston TX Airport System Special Facilities Series A (Port Authority Revenue, NATL-RE FGIC Insured)	6.00	07/01/2014	5,045,291
350,000	Houston TX Airport System Special Facilities Series B (Port Authority Revenue, NATL-RE FGIC Insured)	5.25	07/01/2014	350,837
3,960,000	Houston TX Airport System Sub Lien Series A (Port Authority Revenue, NATL-RE FGIC Insured)	6.00	07/01/2012	3,975,959
2,530,000	Houston TX Airport System Sub Lien Series A (Port Authority Revenue, AGM Insured)	5.63	07/01/2021	2,537,337
1,250,000	Houston TX Airport System Sub Lien Series B (Port Authority Revenue, NATL-RE FGIC Insured)	5.25	07/01/2015	1,252,350
3,000,000	Houston TX Hotel Occupancy (Tax Revenue, AMBAC Insured) ^	4.83	09/01/2016	2,304,360
1,000,000	Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	03/20/2029	1,015,600
175,000	Ricewood TX Refunding GO Municipal Utility District (Tax Revenue, AGM Insured)	4.88	09/01/2011	178,838
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$1,750,000	Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue) ±	5.75%	05/01/2030	$1,627,500
1,500,000	Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue)	6.50	11/15/2014	1,477,545
175,000	Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.25	09/20/2023	179,270
10,500,000	Texas Municipal Gas Acquisition & Supply Corporation II BMA Index Rate (Energy Revenue) ±	0.73	09/15/2017	9,871,365
1,000,000	Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.50	11/01/2012	1,001,640
1,275,000	Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.60	11/01/2013	1,276,670
10,000,000	Texas State PFA (Miscellaneous Revenue)	2.60	07/01/2020	10,001,000
8,320,000	Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue)	5.00	07/15/2017	8,350,451
2,125,000	Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, NATL-RE FHA Insured)	7.65	07/01/2022	2,494,708
				58,171,693

Utah: 2.56%
12,010,000	Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15	07/01/2014	12,586,840
825,000	Utah County UT Environmental Improvement Marathon Oil Project (Resource Recovery Revenue)	5.05	11/01/2017	836,814
895,000	Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	07/01/2027	806,565
				14,230,219

Virginia: 0.26%
1,450,000	Raleigh County VA Commercial Development Virginia Parkways Project Series B (Miscellaneous Revenue)	5.13	06/01/2015	1,465,907

Washington: 1.96%
1,185,000	King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2015	1,186,244
1,480,000	King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2016	1,457,992
2,630,000	Port Grays Harbor WA Transferable Custody Receipts (Port Authority Revenue, AMBAC-TCR Insured)	6.13	12/01/2017	2,634,681
200,000	Redmond WA Library Capital Facilities Area GO (Tax Revenue)	5.00	12/01/2017	200,750
4,780,000	Tobacco Settlement Authority Washington Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	4,812,886
180,000	Wenatchee WA Storm Drain (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2012	180,630
190,000	Wenatchee WA Storm Drain (Water & Sewer Revenue, NATL-RE Insured)	5.05	12/01/2013	190,673
110,000	Wenatchee WA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2012	110,385
115,000	Wenatchee WA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	5.05	12/01/2013	115,407
				10,889,648

West Virginia: 0.70%
3,900,000	Pleasants County WV PC Monongahela Power Company Series C (Utilities Revenue, AMBAC Insured)	6.15	05/01/2015	3,906,045

Wisconsin: 0.98%
4,155,000	Wisconsin State HEFA Aurora Health Care Incorporated Series B (Health Revenue) ±	5.13	08/15/2027	4,451,168
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STRATEGIC MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wisconsin (continued)
$650,000	Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	4.00%	04/01/2014	$661,817
320,000	Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	5.00	04/01/2015	335,831
				5,448,816

Total Municipal Bonds and Notes (Cost $540,674,029)				536,459,444

Shares	Security Name		Yield		Value
Short-Term Investments: 1.54%
Investment Companies: 1.54%

8,546,768	Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)		0.10	01/05/2050	8,546,768

Total Short-Term Investments (Cost $8,546,768)					8,546,768

Total Investments in Securities (Cost $549,220,797)*		98.19%			$545,006,212
Other Assets and Liabilities, Net		1.81			10,034,096

Total Net Assets		100.00%			$555,040,308

(l)	Investment in an affiliate.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $549,246,381 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,684,463
Gross unrealized depreciation	(6,924,632)

Net unrealized depreciation	$(4,240,169)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND
NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2011 (unaudited)
The Fund’s portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of February 28, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$0	$514,243,702	$22,215,742	$536,459,444

Short-term investments
Investment companies	8,546,768	0	0	8,546,768

	$8,546,768	$514,243,702	$22,215,742	$545,006,212

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal
Bonds and
Notes
Balance as of November 30, 2010	$1,235,000
Accrued discounts (premiums)	11,639
Realized gains (losses)	(1,188)
Change in unrealized gains (losses)	(37,800)
Purchases	21,129,396
Sales	(121,305)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 28, 2011	$22,215,742

Change in unrealized gains (losses) relating to securities still held at February 28, 2011	$(60,090)

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Shares	Security Name			Value

Investment Companies: 98.67%

Stock Funds: 10.24%
350,842	American Century Growth Fund			$9,683,239
123,261	DFA International Small Cap Value Portfolio			2,227,330
89,761	Dodge & Cox International Stock Fund			3,317,562
219,993	Eaton Vance Large Cap Value Fund			4,162,270
172,867	MFS Value Fund			4,181,650
81,408	Oppenheimer Developing Markets Fund			2,776,828
447,250	Royce Pennsylvania Small Cap Value Fund			5,532,488
332,693	T. Rowe Price Blue Chip Growth Fund			13,477,399
50,326	T. Rowe Price International Discovery Fund			2,212,822
157,503	Templeton Institutional Funds Foreign Equity Series			3,331,195
336,820	Thornburg International Value Fund			10,064,184
				60,966,967

Affiliated Stock Funds: 8.37%
119,542	Wells Fargo Advantage Emerging Markets Equity Fund			2,768,604
731,999	Wells Fargo Advantage Endeavor Select Fund†			7,656,705
NA	Wells Fargo Advantage Equity Value Portfolio			8,355,790
NA	Wells Fargo Advantage International Growth Portfolio			6,712,839
378,539	Wells Fargo Advantage Small Cap Growth Fund			5,458,535
165,028	Wells Fargo Advantage Small Cap Value Fund			5,584,542
NA	Wells Fargo Advantage Small Company Value Portfolio			5,577,783
240,018	Wells Fargo Advantage Strategic Large Cap Growth Fund			7,733,392
				49,848,190

Bond Funds: 9.40%
4,335,939	Oppenheimer International Bond Fund			28,096,883
2,935,825	PIMCO High Yield Fund			27,890,337
				55,987,220

Affiliated Bond Funds: 65.60%
10,318,955	Wells Fargo Advantage Government Securities Fund			111,754,287
16,206,872	Wells Fargo Advantage Short Duration Government Bond Fund			167,092,852
NA	Wells Fargo Advantage Total Return Bond Portfolio			111,892,808
				390,739,947

Alternative Investment Funds: 5.06%
701,327	ING Global Real Estate Fund			11,957,630
1,882,987	PIMCO Commodity RealReturn Strategy Fund			18,208,485
				30,166,115

Total Investment Companies (Cost $550,809,426)				587,708,439

Short-Term Investments: 1.00%		Yield

Investment Companies: 0.05%
313,490	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		313,490

Principal		Interest Rate	Maturity Date
US Treasury Bills: 0.95%
$1,430,000	US Treasury Bill^#	0.12	05/05/2011	1,429,677
4,250,000	US Treasury Bill^#	0.15	08/04/2011	4,247,144
				5,676,821

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

		Value

Total Short-Term Investments (Cost $5,988,874)		$5,990,311

Total Investments in Securities (Cost $556,798,300)*	99.67%	593,698,750
Other Assets and Liabilities, Net	0.33	1,939,091

Total Net Assets	100.00%	$595,637,841

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

*	Cost for federal income tax purposes is $563,805,652 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,893,098
Gross unrealized depreciation	0

Net unrealized appreciation	$29,893,098
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER EQUITY PORTFOLIO

Shares	Security Name			Value

Investment Companies: 99.93%

Stock Funds: 53.94%
318,356	American Century Growth Fund			$8,786,614
155,808	DFA International Small Cap Value Portfolio			2,815,451
113,939	Dodge & Cox International Stock Fund			4,211,171
463,308	Eaton Vance Large Cap Value Fund			8,765,789
364,398	MFS Value Fund			8,814,777
102,124	Oppenheimer Developing Markets Fund			3,483,443
570,683	Royce Pennsylvania Small Cap Value Fund			7,059,346
303,697	T. Rowe Price Blue Chip Growth Fund			12,302,758
63,468	T. Rowe Price International Discovery Fund			2,790,678
198,926	Templeton Institutional Funds Foreign Equity Series			4,207,289
426,833	Thornburg International Value Fund			12,753,768
				75,991,084

Affiliated Stock Funds: 45.99%
149,514	Wells Fargo Advantage Emerging Markets Equity Fund			3,462,755
670,697	Wells Fargo Advantage Endeavor Select Fund†			7,015,492
NA	Wells Fargo Advantage Equity Value Portfolio			17,625,166
NA	Wells Fargo Advantage International Growth Portfolio			8,438,447
484,752	Wells Fargo Advantage Small Cap Growth Fund			6,990,129
210,106	Wells Fargo Advantage Small Cap Value Fund			7,110,002
NA	Wells Fargo Advantage Small Company Value Portfolio			7,123,655
218,146	Wells Fargo Advantage Strategic Large Cap Growth Fund			7,028,674
				64,794,320

Total Investment Companies (Cost $112,641,366)				140,785,404

Short-Term Investments: 0.28%			Yield

Investment Companies: 0.28%
400,000	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	400,000

Total Short-Term Investments (Cost $400,000)				400,000

Total Investments in Securities (Cost $113,041,366)*		100.21%		141,185,404
Other Assets and Liabilities, Net		(0.21)		(302,105)

Total Net Assets		100.00%		$140,883,299

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $114,463,774 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,721,630
Gross unrealized depreciation	0

Net unrealized appreciation	$26,721,630
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Shares	Security Name			Value

Investment Companies: 96.31%

Stock Funds: 40.25%
687,216	American Century Growth Fund			$18,967,174
241,686	DFA International Small Cap Value Portfolio			4,367,264
176,587	Dodge & Cox International Stock Fund			6,526,664
429,919	Eaton Vance Large Cap Value Fund			8,134,072
337,645	MFS Value Fund			8,167,629
159,475	Oppenheimer Developing Markets Fund			5,439,687
885,255	Royce Pennsylvania Small Cap Value Fund			10,950,605
655,967	T. Rowe Price Blue Chip Growth Fund			26,573,217
98,787	T. Rowe Price International Discovery Fund			4,343,675
309,037	Templeton Institutional Funds Foreign Equity Series			6,536,128
660,898	Thornburg International Value Fund			19,747,619
				119,753,734

Affiliated Stock Funds: 32.97%
233,580	Wells Fargo Advantage Emerging Markets Equity Fund			5,409,704
1,449,063	Wells Fargo Advantage Endeavor Select Fund†			15,157,201
NA	Wells Fargo Advantage Equity Value Portfolio			16,343,487
NA	Wells Fargo Advantage International Growth Portfolio			13,131,817
746,336	Wells Fargo Advantage Small Cap Growth Fund			10,762,169
324,521	Wells Fargo Advantage Small Cap Value Fund			10,981,798
NA	Wells Fargo Advantage Small Company Value Portfolio			11,145,034
471,145	Wells Fargo Advantage Strategic Large Cap Growth Fund			15,180,300
				98,111,510

Bond Funds: 5.43%
1,251,090	Oppenheimer International Bond Fund			8,107,065
845,912	PIMCO High Yield Fund			8,036,162
				16,143,227

Affiliated Bond Funds: 12.71%
1,735,071	Wells Fargo Advantage Government Securities Fund			18,790,819
NA	Wells Fargo Advantage Total Return Bond Portfolio			19,023,765
				37,814,584

Alternative Investment Funds: 4.95%
342,711	ING Global Real Estate Fund			5,843,223
919,839	PIMCO Commodity RealReturn Strategy Fund			8,894,843
				14,738,066

Total Investment Companies (Cost $241,619,130)				286,561,121

Short-Term Investments: 3.28%		Yield

Investment Companies: 0.18%
531,898	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		531,898

Principal		Interest Rate	Maturity Date
US Treasury Bills: 3.10%
$2,200,000	US Treasury Bill^#	0.12	05/05/2011	2,199,503
7,015,000	US Treasury Bill^#	0.15	08/04/2011	7,010,286
				9,209,789

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

		Value

Total Short-Term Investments (Cost $9,739,485)		$9,741,687

Total Investments in Securities (Cost $251,358,615)*	99.59%	296,302,808
Other Assets and Liabilities, Net	0.41	1,225,168

Total Net Assets	100.00%	$297,527,976

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

*	Cost for federal income tax purposes is $261,896,094 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$34,406,714
Gross unrealized depreciation	0

Net unrealized appreciation	$34,406,714
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Shares	Security Name			Value

Investment Companies: 96.45%

Stock Funds: 32.96%
1,434,877	American Century Growth Fund			$39,602,606
500,676	DFA International Small Cap Value Portfolio			9,047,222
365,915	Dodge & Cox International Stock Fund			13,524,206
888,349	Eaton Vance Large Cap Value Fund			16,807,565
703,847	MFS Value Fund			17,026,051
323,488	Oppenheimer Developing Markets Fund			11,034,179
1,854,988	Royce Pennsylvania Small Cap Value Fund			22,946,206
1,370,711	T. Rowe Price Blue Chip Growth Fund			55,527,513
201,851	T. Rowe Price International Discovery Fund			8,875,369
641,841	Templeton Institutional Funds Foreign Equity Series			13,574,933
1,370,518	Thornburg International Value Fund			40,951,070
				248,916,920

Affiliated Stock Funds: 27.02%
474,249	Wells Fargo Advantage Emerging Markets Equity Fund			10,983,602
3,017,666	Wells Fargo Advantage Endeavor Select Fund†			31,564,791
NA	Wells Fargo Advantage Equity Value Portfolio			34,073,036
NA	Wells Fargo Advantage International Growth Portfolio			27,009,171
1,553,796	Wells Fargo Advantage Small Cap Growth Fund			22,405,738
679,275	Wells Fargo Advantage Small Cap Value Fund			22,986,666
NA	Wells Fargo Advantage Small Company Value Portfolio			23,358,653
982,548	Wells Fargo Advantage Strategic Large Cap Growth Fund			31,657,701
				204,039,358

Bond Funds: 9.00%
5,270,289	Oppenheimer International Bond Fund			34,151,473
3,559,628	PIMCO High Yield Fund			33,816,462
				67,967,935

Affiliated Bond Funds: 22.57%
8,140,845	Wells Fargo Advantage Government Securities Fund			88,165,353
NA	Wells Fargo Advantage Total Return Bond Portfolio			82,229,137
				170,394,490

Alternative Investment Funds: 4.90%
863,996	ING Global Real Estate Fund			14,731,128
2,299,022	PIMCO Commodity RealReturn Strategy Fund			22,231,547
				36,962,675

Total Investment Companies (Cost $623,710,909)				728,281,378

Short-Term Investments: 3.19%		Yield

Investment Companies: 0.35%
2,652,130	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		2,652,130

Principal		Interest Rate	Maturity Date
US Treasury Bills: 2.84%
$5,370,000	US Treasury Bill #^	0.12	05/05/2011	5,368,786
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

	Interest	Maturity
Principal	Rate	Date	Value
$ 16,090,000 US Treasury Bill #^	0.15%	08/04/2011	$16,079,188
			21,447,974

Total Short-Term Investments (Cost $24,094,845)			24,100,104

Total Investments in Securities (Cost $647,805,754)*	99.64%		752,381,482
Other Assets and Liabilities, Net	0.36		2,749,068

Total Net Assets	100.00%		$755,130,550

†	Non-income earning securities.

#	All or a portion of this security is segregated as collateral for futures transactions.

(l)	Investment in an affiliate.

^	Zero coupon security. Rate represents yield to maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $675,069,424 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$77,312,058
Gross unrealized depreciation	0

Net unrealized appreciation	$77,312,058
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Shares	Security Name			Value

Investment Companies: 97.73%

Stock Funds: 20.37%
751,924	American Century Growth Fund			$20,753,092
261,941	DFA International Small Cap Value Portfolio			4,733,267
191,324	Dodge & Cox International Stock Fund			7,071,320
462,548	Eaton Vance Large Cap Value Fund			8,751,400
366,993	MFS Value Fund			8,877,566
166,034	Oppenheimer Developing Markets Fund			5,663,412
972,797	Royce Pennsylvania Small Cap Value Fund			12,033,504
719,053	T. Rowe Price Blue Chip Growth Fund			29,128,820
104,555	T. Rowe Price International Discovery Fund			4,597,267
338,069	Templeton Institutional Funds Foreign Equity Series			7,150,152
713,374	Thornburg International Value Fund			21,315,619
				130,075,419

Affiliated Stock Funds: 16.75%
244,538	Wells Fargo Advantage Emerging Markets Equity Fund			5,663,489
1,583,823	Wells Fargo Advantage Endeavor Select Fund†			16,566,784
NA	Wells Fargo Advantage Equity Value Portfolio			17,835,703
NA	Wells Fargo Advantage International Growth Portfolio			14,160,229
813,963	Wells Fargo Advantage Small Cap Growth Fund			11,737,350
357,247	Wells Fargo Advantage Small Cap Value Fund			12,089,251
NA	Wells Fargo Advantage Small Company Value Portfolio			12,261,675
515,211	Wells Fargo Advantage Strategic Large Cap Growth Fund			16,600,108
				106,914,589

Bond Funds: 9.29%
4,592,184	Oppenheimer International Bond Fund			29,757,350
3,111,242	PIMCO High Yield Fund			29,556,801
				59,314,151

Affiliated Bond Funds: 46.38%
8,206,509	Wells Fargo Advantage Government Securities Fund			88,876,490
11,462,004	Wells Fargo Advantage Short Duration Government Bond Fund			118,173,266
NA	Wells Fargo Advantage Total Return Bond Portfolio			89,038,055
				296,087,811

Alternative Investment Funds: 4.94%
732,422	ING Global Real Estate Fund			12,487,793
1,972,253	PIMCO Commodity RealReturn Strategy Fund			19,071,690
				31,559,483

Total Investment Companies (Cost $566,369,919)				623,951,453

Short-Term Investments: 1.91%		Yield

Investment Companies: 0.08%
499,995	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		499,995

Principal		Interest Rate	Maturity Date
US Treasury Bills: 1.83%
$3,130,000	US Treasury Bill^#	0.16	05/05/2011	3,129,293
8,580,000	US Treasury Bill^#	0.15	08/04/2011	8,574,234
				11,703,527

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

		Value

Total Short-Term Investments (Cost $12,200,508)		$12,203,522

Total Investments in Securities (Cost $578,570,427)*	99.64%	636,154,975
Other Assets and Liabilities, Net	0.36	2,272,570

Total Net Assets	100.00%	$638,427,545

(l)	Investment in an affiliate.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $588,195,727 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,959,248
Gross unrealized depreciation	0

Net unrealized appreciation	$47,959,248
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Shares	Security Name			Value

Investment Companies: 96.91%

Stock Funds: 53.30%
1,272,475	American Century Growth Fund			$35,120,313
446,724	DFA International Small Cap Value Portfolio			8,072,295
327,383	Dodge & Cox International Stock Fund			12,100,086
794,616	Eaton Vance Large Cap Value Fund			15,034,126
621,295	MFS Value Fund			15,029,116
294,403	Oppenheimer Developing Markets Fund			10,042,091
1,630,856	Royce Pennsylvania Small Cap Value Fund			20,173,688
1,215,386	T. Rowe Price Blue Chip Growth Fund			49,235,270
182,521	T. Rowe Price International Discovery Fund			8,025,457
569,488	Templeton Institutional Funds Foreign Equity Series			12,044,668
1,218,245	Thornburg International Value Fund			36,401,160
				221,278,270

Affiliated Stock Funds: 43.61%
432,138	Wells Fargo Advantage Emerging Markets Equity Fund			10,008,320
2,692,142	Wells Fargo Advantage Endeavor Select Fund†			28,159,803
NA	Wells Fargo Advantage Equity Value Portfolio			30,194,598
NA	Wells Fargo Advantage International Growth Portfolio			24,265,690
1,379,365	Wells Fargo Advantage Small Cap Growth Fund			19,890,443
595,930	Wells Fargo Advantage Small Cap Value Fund			20,166,268
NA	Wells Fargo Advantage Small Company Value Portfolio			20,252,788
873,573	Wells Fargo Advantage Strategic Large Cap Growth Fund			28,146,510
				181,084,420

Total Investment Companies (Cost $321,609,544)				402,362,690

Short-Term Investments: 3.14%		Yield

Investment Companies: 0.72%
3,000,000	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		3,000,000

Principal		Interest Rate	Maturity Date
US Treasury Bills: 2.42%
$7,185,000	US Treasury Bill#^	0.15	05/06/2011	7,183,376
2,855,000	US Treasury Bill#^	0.16	08/04/2011	2,853,081
				10,036,457

Total Short-Term Investments (Cost $13,032,170)				13,036,457

Total Investments in Securities (Cost $334,641,714)*	100.05%			415,399,147
Other Assets and Liabilities, Net	(0.05)			(217,322)

Total Net Assets	100.00%			$415,181,825

(l)	Investment in an affiliate.

#	All or a portion of this security is segregated as collateral for futures transactions.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $340,682,035 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$74,717,112
Gross unrealized depreciation	0

Net unrealized appreciation	$74,717,112
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIO
NOTES TO PORTFOLIOS OF INVESTMENTS — FEBRUARY 28, 2010 (UNAUDITED)
The Portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Portfolios’ shareholders. For more information regarding the Portfolios and their holdings, please see the Portfolios’ most recent prospectus and annual report.
Securities valuation
Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Futures contracts
Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

WealthBuilder Conservative Allocation Portfolio
Equity investments
Investment companies	$455,169,219	$132,539,220	$0	$587,708,439
Short-term investments
Investment companies	313,490	0	0	313,490
U.S. Treasury obligations	0	5,676,821	0	5,676,821

	$455,482,709	$138,216,041	$0	$593,698,750

WealthBuilder Equity Portfolio
Equity investments
Investment companies	$107,598,136	$33,187,268	$0	$140,785,404
Short-term investments
Investment companies	400,000	0	0	400,000

	$107,998,136	$33,187,268	$0	$141,185,404

WealthBuilder Growth Allocation Portfolio
Equity investments
Investment companies	$226,917,018	$59,644,103	$0	$286,561,121
Short-term investments
Investment companies	531,898	0	0	531,898
U.S. Treasury obligations	0	9,209,789	0	9,209,789

	$227,448,916	$68,853,892	$0	$296,302,808

WealthBuilder Growth Balanced Portfolio
Equity investments
Investment companies	$561,611,381	$166,669,997	$0	$728,281,378
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury obligations	0	21,447,974	0	21,447,974

	$564,263,511	$188,117,971	$0	$752,381,482

WealthBuilder Moderate Balanced Portfolio
Equity investments
Investment companies	$490,655,791	$133,295,662	$0	$623,951,453
Short-term investments
Investment companies	499,995	0	0	499,995
U.S. Treasury obligations	0	11,703,527	0	11,703,527

	$491,155,786	$144,999,189	$0	$636,154,975

WealthBuilder Tactical Equity Portfolio
Equity investments
Investment companies	$327,649,614	$74,713,076	$0	$402,362,690

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Short-term investments
Investment companies	3,000,000	0	0	3,000,000
U.S. Treasury obligations	0	10,036,457	0	10,036,457

	$330,649,614	$84,749,533	$0	$415,399,147
As of February 28, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total

WealthBuilder Conservative Allocation Portfolio	$2,498,857	$0	$0	$2,498,857
WealthBuilder Growth Allocation Portfolio	4,039,848	0	0	4,039,848
WealthBuilder Growth Balanced Portfolio	9,845,910	0	0	9,845,910
WealthBuilder Moderate Balanced Portfolio	5,261,128	0	0	5,261,128
WealthBuilder Tactical Equity Portfolio	2,017,548	0	0	2,017,548
DERIVATIVE TRANSACTIONS
During the nine months ended February 28, 2011, each Portfolio, except WealthBuilder Equity Portfolio, entered into futures contracts for hedging purposes.
At February 28, 2011, the Portfolios had long and short futures contracts outstanding as follows:

						Net
				Initial	Value at	Unrealized
	Expiration			Contract	February 28,	Gains
	Date	Contracts	Type	Amount	2011	(Losses)

WealthBuilder Conservative Allocation Portfolio	March 2011	208 Short	MSCI EAFE Index	$17,160,000	$18,284,240	$(1,124,240)
WealthBuilder Conservative Allocation Portfolio	March 2011	65 Short	MSCI Emerging Markets Index	3,649,713	3,598,075	51,638
WealthBuilder Conservative Allocation Portfolio	March 2011	208 Long	Russell 2000 Index	16,091,920	17,116,320	1,024,400
WealthBuilder Conservative Allocation Portfolio	March 2011	114 Long	S&P 500 Index	34,995,150	37,793,850	2,798,700
WealthBuilder Conservative Allocation Portfolio	June 2011	19 Long	10-Year U.S. Treasury Notes	2,256,844	2,261,891	5,047
WealthBuilder Conservative Allocation Portfolio	June 2011	246 Short	30-Year U.S. Treasury Bonds	29,347,875	29,604,563	(256,688)
WealthBuilder Growth Allocation Portfolio	March 2011	181 Long	S&P 500 Index	55,567,385	60,006,025	4,438,640
WealthBuilder Growth Allocation Portfolio	March 2011	400 Short	MSCI EAFE Index	33,025,233	35,162,000	(2,136,767)
WealthBuilder Growth Allocation Portfolio	March 2011	126 Short	MSCI Emerging Markets Index	7,083,878	6,974,730	109,148
WealthBuilder Growth Allocation Portfolio	March 2011	407 Long	Russell 2000 Index	31,488,515	33,492,030	2,003,515
WealthBuilder Growth Allocation Portfolio	June 2011	6 Long	10-Year U.S. Treasury Notes	712,688	714,281	1,593
WealthBuilder Growth Allocation Portfolio	June 2011	361 Short	30-Year U.S. Treasury Bonds	43,067,813	43,444,094	(376,281)
WealthBuilder Growth Balanced Portfolio	March 2011	445 Long	S&P 500 Index	136,663,050	147,528,625	10,865,575
WealthBuilder Growth Balanced Portfolio	March 2011	840 Short	MSCI EAFE Index	69,348,452	73,840,200	(4,491,748)
WealthBuilder Growth Balanced Portfolio	March 2011	265 Short	MSCI Emerging Markets Index	14,895,420	14,669,075	226,345

						Net
				Initial	Value at	Unrealized
	Expiration			Contract	February 28,	Gains
	Date	Contracts	Type	Amount	2011	(Losses)

WealthBuilder Growth Balanced Portfolio	March 2011	852 Long	Russell 2000 Index	65,916,420	70,111,080	4,194,660
WealthBuilder Growth Balanced Portfolio	June 2011	29 Long	10-Year U.S. Treasury Notes	3,444,656	3,452,359	7,703
WealthBuilder Growth Balanced Portfolio	June 2011	918 Short	30-Year U.S. Treasury Bonds	109,518,938	110,475,563	(956,625)
WealthBuilder Moderate Balanced Portfolio	March 2011	238 Long	S&P 500 Index	73,060,050	78,902,950	5,842,900
WealthBuilder Moderate Balanced Portfolio	March 2011	436 Short	MSCI EAFE Index	35,970,000	38,326,580	(2,356,580)
WealthBuilder Moderate Balanced Portfolio	March 2011	134 Short	MSCI Emerging Markets Index	7,534,917	7,417,570	117,347
WealthBuilder Moderate Balanced Portfolio	March 2011	446 Long	Russell 2000 Index	34,505,270	36,701,340	2,196,070
WealthBuilder Moderate Balanced Portfolio	June 2011	29 Long	10-Year U.S. Treasury Notes	3,444,656	3,452,359	7,703
WealthBuilder Moderate Balanced Portfolio	June 2011	524 Short	30-Year U.S. Treasury Bonds	62,513,813	63,060,125	(546,312)
WealthBuilder Tactical Equity Portfolio	March 2011	81 Long	S&P 500 Index	24,864,975	26,853,525	1,988,550
WealthBuilder Tactical Equity Portfolio	March 2011	762 Short	MSCI EAFE Index	62,929,825	66,983,610	(4,053,785)
WealthBuilder Tactical Equity Portfolio	March 2011	239 Short	MSCI Emerging Markets Index	13,431,728	13,229,845	201,883
WealthBuilder Tactical Equity Portfolio	March 2011	788 Long	Russell 2000 Index	60,963,620	64,844,520	3,880,900
The Portfolios had average contract amounts in futures contracts outstanding during the nine months ended February 28, 2011 as follows:

	Short Contracts	Long Contracts

WealthBuilder Conservative Allocation Portfolio	$36,630,811	$38,444,023
WealthBuilder Growth Allocation Portfolio	55,990,078	58,025,721
WealthBuilder Growth Balanced Portfolio	137,854,773	142,151,742
WealthBuilder Moderate Balanced Portfolio	75,403,614	77,228,205
WealthBuilder Tactical Equity Portfolio	68,970,679	77,487,716
INVESTMENTS IN AFFILIATES
A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding the Master Portfolios) during the nine months ended February 28, 2011 were as follows:

	Value,
	Beginning of	Cost of	Proceeds	Dividend	Capital Gains	Value, End
	Period	Purchases	from Sales	Income	(Losses)	of Period

WealthBuilder Conservative Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$2,849,247	$194,233	$5,410	$6,159	$2,768,604
Wells Fargo Advantage Endeavor Select Fund	5,268,919	3,836,433	3,517,581	0	203,536	7,656,705
Wells Fargo Advantage Government Securities Fund	82,800,109	31,280,315	1,480,762	2,457,390	(34,005)	111,754,287
Wells Fargo Advantage Short Duration Government Bond Fund	124,209,845	46,088,909	1,241,266	4,636,839	(18,204)	167,092,852
Wells Fargo Advantage Small Cap Growth Fund	4,207,071	1,552,360	1,203,920	272,848	62,805	5,458,535
Wells Fargo Advantage Small Cap Value Fund	4,276,748	926,188	667,150	51,464	27,469	5,584,542
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	7,867,358	274,559	0	3,000	7,733,392

	$220,762,692	$94,400,810	$8,579,471	$7,423,951	$250,760	$308,048,917

	Value,
	Beginning of	Cost of	Proceeds	Dividend	Capital Gains	Value, End
	Period	Purchases	from Sales	Income	(Losses)	of Period

WealthBuilder Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$3,411,760	$83,823	$6,633	$1,523	$3,462,755
Wells Fargo Advantage Endeavor Select Fund	7,524,106	229,064	2,678,471	0	(66,244)	7,015,492
Wells Fargo Advantage Small Cap Growth Fund	5,980,772	802,830	751,984	339,247	9,334	6,990,129
Wells Fargo Advantage Small Cap Value Fund	6,055,701	321,065	503,814	62,864	142,009	7,110,002
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	6,933,508	27,300	0	486	7,028,674

	$19,560,579	$11,698,227	$4,045,392	$408,744	$87,108	$31,607,052

WealthBuilder Growth Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$5,421,957	$205,271	$9,949	$5,486	$5,409,704
Wells Fargo Advantage Endeavor Select Fund	10,189,293	6,453,990	5,069,536	0	(306,794)	15,157,201
Wells Fargo Advantage Government Securities Fund	14,366,010	11,990,467	7,445,297	399,012	(25,129)	18,790,819
Wells Fargo Advantage Small Cap Growth Fund	8,172,047	2,291,693	1,121,662	507,659	(94,262)	10,762,169
Wells Fargo Advantage Small Cap Value Fund	8,265,452	1,571,666	678,520	3,309,127	10,065	10,981,798
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	14,922,324	10,574	0	63	15,180,300

	$40,992,802	$42,652,097	$14,530,860	$4,225,747	$(410,571)	$76,281,991

WealthBuilder Growth Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$10,926,600	$357,187	$21,028	$10,135	$10,983,602
Wells Fargo Advantage Endeavor Select Fund	22,291,463	12,405,111	10,850,010	0	(170,366)	31,564,791
Wells Fargo Advantage Government Securities Fund	71,068,688	42,465,892	24,847,188	1,934,734	(89,264)	88,165,353
Wells Fargo Advantage Small Cap Growth Fund	17,844,344	4,223,457	2,719,980	1,089,008	(62,871)	22,405,738
Wells Fargo Advantage Small Cap Value Fund	18,102,515	2,250,561	1,276,653	198,123	35,996	22,986,666
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	31,177,254	88,349	0	2,134	31,657,701

	$129,307,010	$103,448,875	$40,139,367	$3,242,893	$(274,236)	$207,763,851

WealthBuilder Moderate Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$5,552,624	$105,785	$10,948	$3,014	$5,663,489
Wells Fargo Advantage Endeavor Select Fund	10,894,856	6,737,540	5,081,664	0	(82,291)	16,566,784
Wells Fargo Advantage Government Securities Fund	67,014,849	27,990,253	5,538,551	1,896,869	(25,162)	88,876,490
Wells Fargo Advantage Short Duration Government Bond Fund	89,765,004	36,190,248	6,449,275	3,262,400	(25,797)	118,173,266
Wells Fargo Advantage Small Cap Growth Fund	8,701,061	2,577,501	1,178,172	560,904	16,140	11,737,350
Wells Fargo Advantage Small Cap Value Fund	8,737,275	1,719,437	422,814	103,722	7,422	12,089,251
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	16,325,748	27,825	0	475	16,600,108

	$185,113,045	$97,093,351	$18,804,086	$5,834,843	$(106,199)	$269,706,738

WealthBuilder Tactical Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$10,581,468	$962,090	$18,889	$14,015	$10,008,320

	Value,
	Beginning of	Cost of	Proceeds	Dividend	Capital Gains	Value, End
	Period	Purchases	from Sales	Income	(Losses)	of Period

Wells Fargo Advantage Endeavor Select Fund	13,019,258	19,267,909	12,134,798	0	588,199	28,159,803
Wells Fargo Advantage Small Cap Growth Fund	17,273,797	2,916,574	2,975,578	958,474	199,648	19,890,443
Wells Fargo Advantage Small Cap Value Fund	17,431,286	1,381,999	2,112,507	178,411	250,131	20,166,268
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	27,728,776	74,472	0	(698)	28,146,510

	$47,724,341	$61,876,726	$18,259,445	$1,155,774	$1,051,295	$106,371,344

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	April 27, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	April 27, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date:	April 27, 2011